Segments and Related Information - Reconciliation of Net Loss from Segments to Consolidated (Details) - USD ($)	3 Months Ended						9 Months Ended		11 Months Ended	12 Months Ended
	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Oct. 02, 2021	Oct. 03, 2020	Dec. 31, 2019	Dec. 31, 2020	Dec. 31, 2019
Segment Reporting Information [Line Items]
Net Loss	$ (809,740)	$ (583,968)	$ (28,740)	$ (800)	$ 0	$ (85)			$ (1,225)	$ (975)
BCP QUALTEK HOLDCO, LLC
Segment Reporting Information [Line Items]
Adjusted EBITDA							$ 55,991,000	$ 26,627,000		13,139,000	$ 31,870,000
Management fees							(751,000)	(391,000)		(518,000)	(541,000)
Transaction expenses							(2,875,000)	(567,000)		(988,000)	(4,257,000)
Change in fair value of contingent consideration							4,544,000			(7,081,000)	(6,149,000)
Impairment of long-lived assets											(840,000)
Depreciation and amortization							(39,136,000)	(34,761,000)		(46,475,000)	(40,103,000)
Interest expense							(35,778,000)	(28,824,000)		(37,659,000)	(33,380,000)
Loss on extinguishment of convertible notes							(2,436,000)
Net Loss							(20,441,000)	(37,916,000)
BCP QUALTEK HOLDCO, LLC | Telecom
Segment Reporting Information [Line Items]
Adjusted EBITDA							26,907,000	16,028,000		2,409,000	37,063,000
Depreciation and amortization							(29,767,000)	(30,539,000)		(40,588,000)	(35,411,000)
BCP QUALTEK HOLDCO, LLC | Renewables and Recovery Logistics
Segment Reporting Information [Line Items]
Adjusted EBITDA							42,181,000	24,227,000		28,943,000	11,442,000
Depreciation and amortization							(8,644,000)	(3,734,000)		(5,259,000)	(4,250,000)
BCP QUALTEK HOLDCO, LLC | Corporate
Segment Reporting Information [Line Items]
Adjusted EBITDA							(13,097,000)	(13,628,000)		(18,213,000)	(16,635,000)
Depreciation and amortization							$ (726,000)	$ (487,000)		$ (628,000)	$ (442,000)